Fair Value Measurements, Derivative Instruments and Hedging Activities - Additional Information (Detail)	12 Months Ended					12 Months Ended		1 Months Ended
	Nov. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Nov. 30, 2010 USD ($)	Nov. 30, 2011 Foreign Currency Third-Party Debt And Intercompany Payable USD ($)	Nov. 30, 2012 Foreign Currency Intercompany Payable USD ($)	Nov. 30, 2010 Nonoperating Income Expense USD ($)	Nov. 30, 2012 Minimum USD ($)	Jul. 31, 2012 Cash Flow Hedging	Jul. 31, 2012 Cash Flow Hedging	Jun. 30, 2012 Cash Flow Hedging	Jul. 31, 2012 Cash Flow Hedging Maximum USD ($)	Jun. 30, 2012 Cash Flow Hedging Maximum USD ($)	Jul. 31, 2012 Cash Flow Hedging Minimum USD ($)	Jun. 30, 2012 Cash Flow Hedging Minimum USD ($)
Fair Value, Measurement Inputs, Disclosure [Line Items]
Gain on foreign currency forwards that are not designated as hedges						$ 18,000,000
Derivative asset, cash collateral netting threshold, fair value							100,000,000
Designated debt and other obligations as non-derivative hedges of net investments in foreign operations				3,600,000,000	1,800,000,000
Cumulative foreign currency transaction gains and (losses) included in the cumulative translation adjustment component of AOCI	243,000,000	204,000,000
Foreign currency translation adjustment	39,000,000	21,000,000	271,000,000
Maturity period for foreign currency zero cost collars								2015-02	2015-02	2013-05
Weighted-average ceiling rate								0.83	0.83	1.30
Currency exchange risk hedged											294,000,000	560,000,000	272,000,000	512,000,000
Weighted-average floor rate								0.77	0.77	1.19
Foreign currency contract commitments	$ 1,100,000,000
Percentage of debt bore fixed interest rates, including the effect of interest rate swaps	61.00%	65.00%
Percentage of debt bore floating interest rates, including the effect of interest rate swaps	39.00%	35.00%